Centre American Select Equity Fund
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 96.1%		Shares	Value
Aerospace & Defense - 2.3%
Huntington Ingalls Industries, Inc.		20,559	$9,138,887

Banks - 14.3%
Citizens Financial Group, Inc.		171,614	10,329,447
KeyCorp		432,802	8,976,313
M&T Bank Corp.		44,222	9,595,290
Regions Financial Corp.		324,678	9,035,789
Truist Financial Corp.		197,640	9,745,628
US Bancorp		159,777	8,733,411
			56,415,878

Building Products - 2.3%
Trane Technologies PLC		19,634	9,077,191

Capital Goods - 6.1%
Generac Holdings, Inc. (a)		34,970	7,881,189
General Dynamics Corp.		23,306	8,321,407
Stanley Black & Decker, Inc.		88,364	7,642,603
			23,845,199

Chemicals - 4.2%
Air Products & Chemicals, Inc.		29,756	8,202,836
Eastman Chemical Co.		107,278	8,100,562
			16,303,398

Containers & Packaging - 4.5%
Packaging Corp. of America		33,640	7,809,190
Smurfit WestRock PLC		209,249	9,836,795
			17,645,985

Electrical Equipment - 5.0%
GE Vernova, Inc.		12,009	10,491,062
Rockwell Automation, Inc.		22,450	9,147,253
			19,638,315

Financial Services - 4.5%
Northern Trust Corp.		60,614	8,673,257
State Street Corp.		71,196	9,157,230
			17,830,487

Independent Power and Renewable Electricity Producers - 2.4%
AES Corp.		550,909	9,519,707

Materials - 10.7%
Freeport-McMoRan, Inc.		150,987	10,279,195
International Flavors & Fragrances, Inc.		101,308	8,330,557
Newmont Goldcorp Corp.		102,835	13,368,550
Nucor Corp.		56,402	9,976,386
			41,954,688

Oil, Gas & Consumable Fuels - 4.7%
Antero Resources Corp. (a)		252,171	9,282,414
Phillips 66		59,963	9,254,090
			18,536,504

Professional Services - 2.1%
Jacobs Solutions, Inc.		59,777	8,240,857

Semiconductors & Semiconductor Equipment - 22.1%
Advanced Micro Devices, Inc. (a)		48,349	9,679,953
Analog Devices, Inc.		26,255	9,341,266
Applied Materials, Inc.		37,842	14,088,577
Broadcom, Inc.		31,600	10,097,780
Micron Technology, Inc.		36,722	15,143,051
NVIDIA Corp.		161,594	28,632,841
			86,983,468

Software - 1.6%
Palantir Technologies, Inc. - Class A (a)		46,710	6,408,145

Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.		97,957	25,878,280

Transportation - 2.7%
Knight-Swift Transportation Holdings, Inc.		169,228	10,647,826
TOTAL COMMON STOCKS (Cost $298,741,354)			378,064,815

REAL ESTATE INVESTMENT TRUSTS - 2.7%		Shares	Value
Equity Real Estate Investment Trusts (REITs) - 2.7%
Weyerhaeuser Co.		425,952	10,448,602
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,166,801)			10,448,602

PURCHASED OPTIONS - 0.5% (a)	Notional Amount	Contracts	Value
Put Options - 0.5%
S&P 500 Index, Expiration: 06/18/2026; Exercise Price: $5,550.00 (b)(c)	352,886,544	513	2,116,125
TOTAL PURCHASED OPTIONS (Cost $3,159,670)			2,116,125

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%		Shares	Value
First American Government Obligations Fund - Class X, 3.60% (d)		3,175,883	3,175,883
TOTAL MONEY MARKET FUNDS (Cost $3,175,883)			3,175,883

TOTAL INVESTMENTS - 100.1% (Cost $315,243,708)			393,805,425
Liabilities in Excess of Other Assets - (0.1)%			(315,609)
TOTAL NET ASSETS - 100.0%			$393,489,816

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Centre American Select Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$378,064,815	$–	$–	$378,064,815
Real Estate Investment Trusts	10,448,602	–	–	10,448,602
Purchased Options	–	2,116,125	–	2,116,125
Money Market Funds	3,175,883	–	–	3,175,883
Total Investments	$391,689,300	$2,116,125	$–	$393,805,425

Refer to the Schedule of Investments for further disaggregation of investment categories.